Segment reporting	12 Months Ended
Dec. 31, 2024
Segment reporting
Segment reporting

5.Segment reporting

The Group’s Executive Committee is identified as the CODM that reviews the Company’s internal reporting to assess performance and allocate resources. Management has determined the operating segments based on these reports.

The CODM has identified four reportable and operating segments for the year ended December 31, 2024:

●	Nigeria;
●	SSA;
●	Latam; and
●	MENA.

The basis of segmentation and measurement of segment financial information is consistent with that of the previous financial year and corresponding interim reporting period.

The CODM primarily uses a measure of Adjusted EBITDA (including by segment) as (loss)/income for the period, before income tax expense/(benefit), finance costs and income, depreciation and amortization, net impairment/(reversal of impairment) of withholding tax receivables, impairment of goodwill, business combination transaction costs, net impairment/(reversal of impairment) of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent, reversal of provision for decommissioning costs, net (gain)/loss on sale of assets, share-based payment (credit)/expense, insurance claims, gain on disposal of subsidiary and certain other items that management believes are not indicative of the core performance of our business. The most directly comparable IFRS measure to Adjusted EBITDA is our profit/(loss) for the period. The CODM also regularly receives information about the Group’s revenue, assets and liabilities. The Group has additional corporate costs which do not meet the quantitative thresholds to be separately reported and therefore are not allocated to operating segments. Segment Adjusted EBITDA represents Adjusted EBITDA excluding unallocated corporate expenses.

There are no revenue transactions which occur between operating segments. Intercompany finance income, finance costs and loans are not included in the amounts below.

The segment’s assets and liabilities are comprised of all assets and liabilities attributable to the segment, based on the operations of the segment and the physical location of the assets, including goodwill and other intangible assets and are measured in the same way as in the consolidated financial statements. Other assets and liabilities that are not attributable to Nigeria, SSA, Latam and MENA segments consist principally of amounts excluded from specific segments including costs incurred for and by Group functions not attributable directly to the operations of the reportable segments, share based payment and any amounts due on debt held at Group level as the balances are not utilized in assessing each segment’s performance.

Summarized financial information for the year ended December 31, 2024, is as follows:

	Nigeria	SSA	Latam	MENA	Total
	$’000	$’000	$’000	$’000	$’000
2024
Revenues from external customers	998,466	483,842	184,030	44,887	1,711,225
Segment Adjusted EBITDA (note 4(e))	588,031	307,954	138,035	27,561	1,061,581

Reconciliation of information on reportable segments to the amounts reported in the consolidated financial statements:
Segment Adjusted EBITDA					1,061,581
Finance costs (note 11)					(2,123,138)
Depreciation and amortization (note 7 and 8)					(362,735)
Impairment of goodwill (note 8)					(87,894)
Share‑based payment expense (note 8)					(27,940)
Net loss on disposal of property, plant and equipment and right-of-use assets (note 8)					(20,163)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 7)					(14,767)
Other costs(a)					(14,374)
Impairment of assets held for sale (note 7)					(2,853)
Business combination costs (note 8)					(1,280)
Net impairment of withholding tax receivables in Nigeria (note 8)					(1,081)
Impairment of other fixed assets (note 8)					(31)
Insurance claims (note 9)					73
Finance income (note 10)					33,747
Gain on disposal of subsidiary (note 31.2)					83,838
Unallocated corporate expenses(b)					(133,227)
Loss before income tax					(1,610,244)
Additions of property, plant and equipment and intangible assets:
- in the normal course of business	125,829	108,148	182,102	6,399

Segment assets	885,081	1,314,039	1,698,931	—
Segment liabilities	342,659	858,907	666,242	—
(a)	Other costs included one-off expenses related to strategic initiatives and operating systems of $10.8 million, costs related to internal reorganization of $2.7 million and one-off professional fees related to financing of $0.8 million.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.

Each segment's Adjusted EBITDA above includes the following items:

	Nigeria	SSA	Latam	MENA
	$’000	$’000	$’000	$’000
2024
Power generation	251,314	90,360	5,411	1,746
Staff costs	31,965	33,091	24,159	5,583
Tower repairs and maintenance	19,880	22,004	8,424	3,060

Summarized financial information for the year ended December 31, 2023, is as follows:

	Nigeria	SSA	Latam	MENA	Total
	$’000	$’000	$’000	$’000	$’000
2023
Revenues from external customers	1,381,627	503,049	200,207	40,656	2,125,539
Segment Adjusted EBITDA (note 4(e))(c)	855,317	257,072	145,754	22,121	1,280,264

Reconciliation of information on reportable segments to the amounts reported in the consolidated financial statements:
Segment Adjusted EBITDA					1,280,264
Finance costs (note 11)					(2,436,511)
Depreciation and amortization (note 7 and 8)					(435,586)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 7)					(87,696)
Impairment of withholding tax receivables in Nigeria (note 8)					(47,992)
Other costs(a)					(19,017)
Share‑based payment expense (note 8)					(13,370)
Business combination costs (note 8)					(2,432)
Other non-operating income					83
Insurance claims (note 9)					321
Net gain on disposal of property, plant and equipment and right-of-use assets (note 8)					3,806
Finance income (note 10)					25,209
Unallocated corporate expenses(b)					(147,729)
Loss before income tax					(1,880,650)

Additions of property, plant and equipment and intangible assets:
- through business combinations	—	—	—	8,566
- in the normal course of business	320,027	96,905	247,580	18,034

Segment assets	1,441,240	1,406,675	2,216,873	186,586
Segment liabilities	866,996	815,769	766,687	111,751
(a)	Other costs included one-off consulting fees related to corporate structures and operating systems of $10.6 million, one-off consulting services of $1.7 million, costs related to internal reorganization of $4.7 million and one-off professional fees related to financing of $0.3 million.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.
(c)	Re-presented to exclude the unallocated corporate expenses.

Each segment's Adjusted EBITDA above includes the following items:

	Nigeria	SSA	Latam	MENA
	$’000	$’000	$’000	$’000
2023
Power generation	284,965	104,905	4,278	2,566
Staff costs	53,019	29,463	27,340	5,571
Tower repairs and maintenance	46,792	38,952	7,770	2,744

Summarized financial information for the year ended December 31, 2022, is as follows:

	Nigeria	SSA	Latam	MENA	Total
	$’000	$’000	$’000	$’000	$’000
2022
Revenues from external customers	1,352,402	412,824	160,008	36,065	1,961,299
Segment Adjusted EBITDA (note 4(e))(c)	802,822	230,066	114,434	16,021	1,163,343

Reconciliation of information on reportable segments to the amounts reported in the consolidated financial statements:
Segment Adjusted EBITDA					1,163,343
Finance costs (note 11)					(872,049)
Depreciation and amortization (note 7 and 8)					(468,904)
Impairment of goodwill (note 8)					(121,596)
Impairment of withholding tax receivables in Nigeria (note 8)					(52,334)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 7)					(38,157)
Business combination costs (note 8)					(20,851)
Share‑based payment expense (note 8)					(13,265)
Other costs(a)					(4,873)
Net loss on disposal of property, plant and equipment and right-of-use assets (note 8)					(3,382)
Insurance claims (note 9)					2,092
Other non-operating income					2,584
Finance income (note 10)					15,825
Unallocated corporate expenses(b)					(132,412)
Loss before income tax					(543,979)

Additions of property, plant and equipment and intangible assets:
- through business combinations	—	719,219	386,460	3,650
- in the normal course of business	400,430	101,154	135,069	23,532

Segment assets	2,270,656	1,639,254	1,931,317	178,471
Segment liabilities	935,387	912,875	555,885	109,087
(a)	Other costs included $2.3 million costs related to internal reorganization.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.
(c)	Re-presented to exclude the unallocated corporate expenses.

Each segment's Adjusted EBITDA above includes the following items:

	Nigeria	SSA	Latam	MENA
	$’000	$’000	$’000	$’000
2022
Power generation	342,259	72,572	1,701	2,619
Staff costs	55,041	26,010	19,725	5,620
Tower repairs and maintenance	53,539	27,774	6,436	2,377

Geographical information

The following countries in which the Group operates contribute material (10% or more) revenue and/or have material non-current assets are as follows:

	2024	2023	2022
	$’000	$'000	$'000
Revenue
Nigeria	998,466	1,381,627	1,352,402
Brazil	178,372	n/a as less than 10%	n/a as less than 10%
Rest of world	534,387	743,912	608,897
	1,711,225	2,125,539	1,961,299
Non‑current assets(a)
Nigeria	557,108	898,264	1,597,989
Brazil	1,399,990	1,875,098	1,648,863
South Africa	491,275	493,651	652,492
Rest of world	680,523	912,459	953,607
	3,128,896	4,179,472	4,852,951
(a)	Non-current assets exclude financial instruments, non-current trade and other receivables and deferred tax assets.

Revenue from two tier one customers represent 10% or more of the Group’s total revenue as follows:

	2024	2023	2022
	$’000	$'000	$'000

Customer A	61%	60%	62%
Customer B	15%	17%	17%